NOTES PAYABLE -PAST DUE (Details Narrative) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Notes payable	$ 869,157		$ 34,000
Interest rate	8.00%
Stage It Corp [Member]
Short-term Debt [Line Items]
Notes payable		$ 1,742,422	1,041,500
Due to related party			547,500	$ 547,500
Notes payable			$ 315,000	315,000
Interest rate		18.00%	18.00%
Compound interest			10.00%
Promissory Notes [Member] | Stage It Corp [Member]
Short-term Debt [Line Items]
Notes payable			$ 179,000	$ 179,000
Convertible Notes Payable [Member] | Stage It Corp [Member]
Short-term Debt [Line Items]
Due to related party			$ 275,000